Goodwill - Narrative (Details) $ in Thousands		3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Sep. 30, 2022 USD ($) segment	Mar. 31, 2022 USD ($)	Sep. 30, 2021 segment	Jun. 30, 2021 segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Goodwill [Line Items]
Goodwill			$ 5,500			$ 5,403
Number of operating business segments | segment	3	2		3	4	3
Impairment charge for goodwill	$ 297,900	$ 89,100				$ 94,643	$ 297,930
Disposal Group, Held-for-sale, Not Discontinued Operations | Innovations Group
Goodwill [Line Items]
Goodwill included in assets held for sale						$ 35,400